CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 273,017	$ 315,497
Cost of sales excluding depreciation and amortization	223,729	226,482
Depreciation and amortization	33,939	31,792
Mine operating margin	15,349	57,223
Other expenses/(income)
Exploration expense	2,959	1,871
General and administrative	16,428	25,090
Finance expense, net	18,072	8,485
Other income	(3,603)	(4,346)
Gain on fair value of financial instruments, net	(6,786)	(2,057)
Loss on conversion of 7% Convertible Debentures, net	0	165
(Loss)/income before tax	(11,721)	28,015
Deferred income tax expense/(recovery)	12,350	(12,944)
Net (loss)/income and comprehensive (loss)/income	(24,071)	40,959
Net (loss)/income attributable to non-controlling interest	(5,948)	2,188
Net (loss)/income attributable to Golden Star shareholders	$ (18,123)	$ 38,771
Net (loss)/income per share attributable to Golden Star shareholders
Basic (usd per share)	$ (0.21)	$ 0.52
Diluted (usd per share)	$ (0.21)	$ 0.48
Weighted average shares outstanding-basic (in shares)	84.3	74.7
Weighted average shares outstanding-diluted (in shares)	84.3	88.2